Debt - Schedule of Debt Instruments (Details) - USD ($) $ in Thousands	Mar. 31, 2021	Dec. 31, 2020
Debt Instrument [Line Items]
Long-term debt, gross	$ 158,223	$ 165,288
Less: unamortized debt issuance costs	(328)	(358)
Total debt, net of unamortized debt issuance costs	157,895	164,930
Less: current portion of term loan	(4,888)	(4,470)
Convertible promissory notes	0	(6,230)
Total debt, net of current portion	153,007	154,230
Term loan, due 2023 (as amended)
Debt Instrument [Line Items]
Long-term debt, gross	158,223	159,058
Convertible promissory notes
Debt Instrument [Line Items]
Long-term debt, gross	$ 0	$ 6,230